Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fairlead Tactical Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	10.93%	11.80%	7.38%